Asset Retirement Provision (Details) - Schedule of Asset Retirement Provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Asset Retirement Provision [Line Items]
Balance as of January 1,	$ 1,979	$ 239
Additions during the period	209	1,701
Accretion expense	214	93
Effect of change in the foreign exchange rate	12	(54)
Effect of change in discount rate	(598)
Balance as of period end	$ 1,816	$ 1,979